Antonio Alberti
Managing Director
Securities Operations

NYSE Group

07072751

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

Contnys

1-14965

July 27, 2007

REVISED

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2.
Room 2531
100 F Street, NE
Washington, DC 20549

RECD S.E.C.
JUL 2 7 2007
1086

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Goldman Sachs Group, Inc., GS Connect ™ S&P GSCI ™ Commodity Total Return Strategy Index ETN Index-Linked Notes due 2037 (Linked to the S&P GSCI ™ Enhanced Commodity Total Return Strategy Index) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A received on July 27, 2007. Tentative listing date – July 30, 2007.

Sincerely,

PROCESSED
AUG 0 1 2007
THOMSON
FINANCIAL

END